Prepaid Expense (Tables)	6 Months Ended
Jun. 30, 2025
Prepaid Expense [Abstract]
Schedule of Prepaid Expense

Prepaid expense consisted of the following:

	As of June 30, 2025	As of December 31, 2024
Consulting fee	$900,000	$-
Legal fee	20,000	-
Insurance expenses	56,023	2,599
Others	2,070	1,172
Total	$978,093	$3,771